Apr. 08, 2016
AllianzGI Retirement Income Fund
AllianzGI Retirement Income Fund

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated April 8, 2016 to the

Statutory Prospectus for Class A, Class C, Class R,

Class R6, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2016 (as supplemented thereafter)

Disclosure Relating to AllianzGI Retirement 2015 Fund (the “2015 Fund”), AllianzGI Retirement 2020 Fund (the “2020 Fund”), AllianzGI Retirement 2025 Fund (the “2025 Fund”), AllianzGI Retirement 2030 Fund (the “2030 Fund”), AllianzGI Retirement 2035 Fund (the “2035 Fund”), AllianzGI Retirement 2040 Fund (the “2040 Fund”), AllianzGI Retirement 2045 Fund (the “2045 Fund”), AllianzGI Retirement 2050 Fund (the “2050 Fund”), AllianzGI Retirement 2055 Fund (the “2055 Fund”) (each a “Target Date Fund” and collectively, the “Target Date Funds”), and AllianzGI Retirement Income Fund (the “Retirement Income Fund” and together with the Target Date Funds, each a “Fund” and together, the “Funds”)

Summary Description of Proposed Changes to Fee Structure and Investment Strategies

In connection with and subject to shareholder approval of a proposed increase in each Fund’s investment advisory fee to be considered at a special meeting of shareholders to be held on or about June 15, 2016 (the “Shareholder Proposal”), the Board of Trustees (“Board”) of the Trust has approved changes to the investment strategy of each Fund as described below. If approved by shareholders, the changes are expected to be implemented on or about June 30, 2016.

Investment Objectives of the Funds
The investment objective of Retirement Income Fund is to seek current income and, secondarily, capital appreciation.
Principal Investments and Strategies of Retirement Income Fund

The Fund seeks to achieve its investment objective through a combination of active allocation between asset classes and actively managed strategies within those asset classes. The Fund allocates its investments among asset classes in response to changing market, economic, and political factors and events that the portfolio managers believe may affect the ability of the Fund to generate current income or may impact the value of the Fund’s investments. The Fund invests directly and indirectly in globally diverse equity securities, including emerging market equities, and in global fixed income securities, including high yield debt (commonly known as “junk bonds”), convertible bonds and emerging market debt. The Fund also seeks to limit portfolio volatility. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. To gain exposure to the various asset classes, the Fund incorporates actively managed strategies and/or passive instruments, including exchange-traded funds (“ETFs”) and exchange-traded notes, Underlying Funds and Other Acquired Funds, and derivative instruments.

The Fund targets a long-term average strategic asset allocation of 25% to global equity exposure, including REITs (the “Equity Component”) and 75% to global fixed income asset classes (the “Fixed Income Component”). The Fund may also use actively managed strategies that attempt to generate capital gains in addition to dividends and coupons to support distributions. The Fixed Income Component may include non-U.S. investment grade debt, high yield debt from the United States and other developed markets and emerging markets debt of any quality.

The Fund will also be permitted to have up to a 10% allocation to other income generating instruments on an opportunistic basis (the “Opportunistic Component”), including master limited partnerships (MLPs) and preferred securities, as well as other opportunistic investments (e.g., commodities), to seek to improve the Fund’s diversification profile.

Only securities, instruments or actively managed strategies whose primary purpose is to gain exposure to one or more of the opportunistic asset classes are considered by the portfolio managers to be part of the Opportunistic Component. Thus, exposure to “opportunistic” asset classes resulting from investments in diversified underlying strategies are not included in the calculation of the Opportunistic Component 10% limit. For example, allocations to preferred bonds within a diversified fixed income underlying fund with a portfolio similar to the Barclays US Aggregate Bond index would not count toward the Fund’s Opportunistic Component; however, direct allocations by the Fund to preferred bonds using actively managed mutual funds invested primarily in preferred securities or ETFs on a preferred bond index would be counted within the Fund’s Opportunistic Component.

The portfolio managers analyze market cycles, economic cycles and valuations of each asset class and their components and may adjust the Fund’s exposures to individual holdings and asset classes. The portfolio managers also employ a risk management strategy, which may cause them to make an adjustment to the Fund’s asset allocation in an effort to mitigate certain downside risks.

Depending on market conditions, the Equity Component may range between approximately 0% and 40% of the Fund’s assets, the Fixed Income Component may range between approximately 60% and 100% of the Fund’s assets and the Opportunistic Component may range between approximately 0% and 10% of the Fund’s assets. Within the Fixed Income Component, the total allocation to global high yield bonds, emerging market debt, and other areas of the fixed income market that the portfolio managers consider to have higher risk can range between 0% to 30% of the Fund’s portfolio; however, allocations to these higher-risk fixed income asset classes within core bond underlying funds and allocations to lower volatility short-term high yield strategies are exempt from this restriction.

Although the portfolio managers typically expect to attempt to position the Fund’s actual allocations closely to the approximate strategic allocation, there is no guarantee that they will be successful in doing so and the portfolio managers may change the Fund’s actual or approximate strategic allocations from time to time and at any time, consistent with the Fund’s investment objective. In addition to this approximate strategic asset allocation, the Fund may make investments that are counted within the Fund’s Opportunistic Component. Combined investments counted within the Fund’s Equity Component and Opportunistic Component are limited to 40% of the Fund’s assets at the time of investment. The portfolio managers adjust the Fund’s exposure to equities, fixed income, and other asset classes in an effort to mitigate downside risk, including in times of severe market stress, and to increase the return potential in favorable markets. While the portfolio managers attempt to mitigate the downside risk to stabilize performance, there can be no assurance that the Fund will be successful in doing so.

The portfolio managers analyze momentum and momentum reversion as part of the investment process for the Fund. Momentum is the tendency of investments to exhibit persistence in their performance. Momentum reversion is the tendency that a performance trend will ultimately change and move in an opposite direction. The portfolio managers believe negative momentum suggests future periods of negative investment returns and increased volatility. When the momentum signals for an asset class indicate negative momentum, the portfolio managers may reduce the Fund’s exposure to that asset class. The portfolio managers believe positive momentum suggests future periods of positive investment returns and typical levels of market volatility. When the momentum signals for an asset class indicate positive momentum, the portfolio managers may increase the Fund’s exposure to that asset class. However, given the objective to generate significant and consistent income, the portfolio managers may allocate or continue to hold asset classes that have negative momentum signals, as long as they believe that those asset classes contribute to the income objective.

In addition to momentum and momentum reversion signals, the portfolio managers also apply fundamental analysis to locate opportunities to seek to improve the Fund’s ability to distribute income and its overall return. Fundamental analysis may contribute to an adjustment of the Fund’s exposure to the asset classes that the portfolio managers believe exhibit the strongest return prospects. The portfolio managers use fundamental analysis to attempt to locate income-generating and other opportunities not identified from momentum-related signals.

After determining the asset allocation among the Components, the portfolio managers select particular investments in an effort to obtain exposure to the relevant mix of asset classes and to generate current income. The Fund may invest in any type of equity or fixed income security, including common and preferred stocks, mutual funds, ETFs, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The Fund may invest in securities of companies of any capitalization, including smaller capitalization companies. The Fund also may make investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities. The Fund is expected to be highly diversified across industries, sectors, and countries. The Fund may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class or when there is a change in the Fund’s target asset allocation, or if the holding is otherwise deemed inappropriate.

In implementing these investment strategies, the Fund will make substantial use of futures and forward contracts, both long and short, for bonds, equities, REITs and currencies. The use of futures and forward contracts allows the Fund to tactically adjust its equity, bond and currency exposures and to avoid frequent trades in underlying mutual funds, as frequent trading in underlying mutual funds may generate higher trading costs and taxable distributions in those underlying funds. The Fund may also incorporate other over-the-counter (OTC) or exchange-traded derivatives to gain, adjust or hedge exposure to different asset classes or market segments. This may include interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the Fund and structured notes. The Fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the Fund’s obligations under derivative transactions.

In addition to the uses of derivatives described above, the Fund may also utilize interest rate swaps, interest rate futures, Treasury futures and total return swaps (“Interest Rate Derivatives”). The portfolio managers expect these instruments to provide additional diversification and balance the sources of risk in the Fund. Under certain market conditions, however, the investment performance of the Fund may be less favorable than it would be if the Fund did not use Interest Rate Derivatives.

As a result of its derivative positions, the Fund may have gross investment exposures in excess of 100% of its net assets (i.e., the Fund may be leveraged) and therefore subject to heightened risk of loss. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not directly or indirectly own those underlying assets or indices.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Benchmark Revisions if Shareholder Proposal is Approved

Shareholder approval of the Shareholder Proposal for each Fund will result in a change to each Fund’s benchmark.

The Retirement Income Fund currently uses the Morningstar Lifetime Conservative Income Index as its benchmark. If the Shareholder Proposal is approved for each Fund, the Retirement Income Fund will adopt the Barclays U.S. Universal Bond Index as its primary benchmark and will list the MSCI World High Dividend Yield Index as its secondary benchmark.